Organization and Business Operations - Additional Information (Detail) - USD ($)				9 Months Ended	12 Months Ended
	Apr. 13, 2021	Mar. 25, 2021	Jan. 26, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jan. 13, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company incorporation date of incorporation			Jan. 13, 2021	Jan. 13, 2021
Proceeds from initial public offering		$ 350,000,000
Total transaction costs incurred in connection with initial public offering				$ 19,845,525
Underwriting discount				7,000,000
Deferred underwriting discount non current				14,087,500
Deferred underwriting discount non current				12,250,000
Other offering costs				595,525
Proceeds from gross proceeds				9,000,000
Cash				$ 58,873
Term of restricted investments			185 days	180 days
Per share value of restricted asset			$ 10.00	$ 10.00
Percentage of public shares to be redeemed in case business combination is not consummated				100.00%
Period within which business combination shall be consummated from the consummation of initial public offer				12 months
Temporary equity redemption price per share			$ 10.00	$ 10.00
Minimum net worth to consummate business combination			$ 5,000,001	$ 5,000,001
Percentage of public shares that can be transferred without any restriction			15.00%	15.00%
Number of days within which public shares shall be redeemed			10 days	10 days
Expenses payable on dissolution			$ 100,000	$ 100,000
Net working capital				$ 356,380
Private Placement Warrants
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights exercise price per share								$ 11.50
Proceeds from gross proceeds	$ 1,050,000
Class of warrants or rights warrants issued during the period units	700,000		6,000,000	6,000,000
Class of warrants or rights warrants issued issue price per warrant			$ 1.50					$ 1.50
Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account			90.00%	80.00%
Equity method investment ownership percentage			50.00%	50.00%
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares	40,250,000
Total transaction costs incurred in connection with initial public offering				$ 22,733,025
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering	$ 52,500,000
Deferred underwriting discount non current				1,837,500
Underwriting discount				1,050,000
Units issued during period shares new issues	5,250,000
Stock issuance costs				2,887,500
Over-Allotment Option | Private Placement Warrants
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period units			6,700,000
Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares			35,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Proceeds from initial public offering				$ 402,500,000	$ 402,500,000
Temporary equity redemption price per share				$ 10.00
Class A Ordinary Shares | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares		35,000,000	35,000,000
Common stock par or stated value per share		$ 0.0001
Class of warrants or rights number of shares called by each warrant or right		1
Class of warrants or rights exercise price per share		$ 11.50	$ 11.50
Sale of stock issue price per share		$ 10.00	$ 10.00
Class A Ordinary Shares | Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares			40,250,000
Sale of stock issue price per share			$ 10.00